Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Debt Disclosure [Line Items]
Minimum lease payments, loans and investment in operating leases	¥ 96,083
Investment in securities	130,991
Other operating assets	61,784
Other assets	50,206
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position, Total	¥ 339,064